Net Loss Per Share	9 Months Ended	12 Months Ended
	May 31, 2012	Aug. 31, 2011
Net Loss Per Share

NOTE 8 - Net Loss Per Share

During the three and nine month periods ended May 31, 2012 and 2011, the Company recorded a net loss. Basic net loss per share is computed by dividing the net loss by the weighted average number of common shares outstanding during the period. The Company has not included the effects of warrants, stock options and convertible debt on net loss per share for the past two fiscal years because to do so would be antidilutive. Excluded from the computation of diluted net loss per share for the three and nine months ended May 31, 2011, are stock options to acquire 950,005 shares of common stock with a weighted-average exercise price of $2.48 per share, warrants to acquire 625,000 shares of common stock with a weighted-average exercise price of $1.92 per share and convertible debt convertible into 625,000 shares of common stock upon conversion with a conversion price of $1.60 per share. Excluded from the computation of diluted net loss per share for the three and nine months ended May 31, 2011, are stock options to acquire 1,376,671 shares of common stock with a weighted-average exercise price of $3.62 per share.

Following is the computation of basic and diluted net loss per share for the three and nine months ended May 31, 2012 and 2011:

	Three Months Ended May 31,		Nine Months Ended May 31,
	2012	2011	2012	2011
Basic and Diluted EPS Computation
Numerator:
Loss available to common stockholders	$(639,758)	$(1,681,032)	$(1,967,674)	$(3,995,733)

Denominator:
Weighted average number of common shares outstanding	20,638,360	20,638,360	20,638,360	20,314,810

Basic and diluted EPS	$(0.03)	$(0.08)	$(0.10)	$(0.20)

Note 4: Net Loss Per Share

Basic net loss per share is computed by dividing the net loss by the weighted average number of common shares outstanding during the period. We have not included the effects of convertible securities on our net loss per share for the past two fiscal years because to do so would be antidilutive. We have excluded from the computation of diluted net loss per share stock options to acquire 960,005 and 900,003 shares of common stock as of August 31, 2011 and 2010, respectively.

Following is the computation of basic and diluted net loss per share for the years ended August 31, 2011 and 2010:

	Year Ended
	August 31,
	2011	2010
Basic and Diluted EPS Computation
Numerator:
loss available to common stockholders'	$(3,619,750)	$(233,136)

Denominator:
Weighted average number of common shares outstanding	20,396,362	19,533,533
Basic and diluted earnings per share	$(0.18)	$(0.01)